Accrued expense and contract liabilities	12 Months Ended
Dec. 31, 2019
Accrued Expense And Contract Liabilities [Abstract]
Accrued expense and contract liabilities
33.	Accrued expense and contract liabilities
Accrued expense

	December 31, 2019	December 31, 2018
	€	€
Accrued expense, project related	43,933	58,216
Accrued expense, non-project related	28,964	30,241

Total accrued expense	72,897	88,457

Current	69,846	83,516
Non-current	3,051	4,941
Contract Liabilities

	December 31, 2019	December 31, 2018
	€	€
Total contract liabilities	217,171	199,166

Current	199,900	185,681
Non-current	17,271	13,485